Commitments - Schedule of Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	$ 434,313	$ 446,575
Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	102,108	106,470
Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	39,650	44,150
Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	292,555	295,955
Pre-clinical
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	264,016	272,166
Pre-clinical | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	54,861	55,111
Pre-clinical | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	20,500	25,000
Pre-clinical | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	188,655	192,055
Phase I
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	163,609	164,275
Phase I | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	40,559	41,225
Phase I | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	19,150	19,150
Phase I | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	103,900	103,900
Phase II
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	6,688	10,134
Phase II | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	6,688	10,134
Phase II | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	0	0
Phase II | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	$ 0	$ 0